Note 16 - Stock Based Compensation (Details) - Stock Options Outstanding (USD $)	12 Months Ended
Dec. 31, 2014
Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 3.63
Options outstanding (in Shares)	137,771
Weighted average remaining contractual life, options outstanding	51 days
Weighted average exercise price, options outstanding	$ 3.63
Weighted average remaining contractual life, options exercisable (in Shares)	137,771
Weighted average exercise price, options exercisable	$ 3.63
Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 8.21
Options outstanding (in Shares)	174,508
Weighted average remaining contractual life, options outstanding	1 year 47 days
Weighted average exercise price, options outstanding	$ 8.21
Weighted average remaining contractual life, options exercisable (in Shares)	174,508
Weighted average exercise price, options exercisable	$ 8.21
Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 16.43
Options outstanding (in Shares)	98,382
Weighted average remaining contractual life, options outstanding	6 years 47 days
Weighted average exercise price, options outstanding	$ 16.43
Weighted average remaining contractual life, options exercisable (in Shares)	45,060
Weighted average exercise price, options exercisable	$ 16.43
Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 17.48
Options outstanding (in Shares)	51,087
Weighted average remaining contractual life, options outstanding	8 years 51 days
Weighted average exercise price, options outstanding	$ 17.48
Weighted average remaining contractual life, options exercisable (in Shares)	11,480
Weighted average exercise price, options exercisable	$ 17.48
Exercise Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 18.43
Options outstanding (in Shares)	34,441
Weighted average remaining contractual life, options outstanding	7 years 47 days
Weighted average exercise price, options outstanding	$ 18.43
Weighted average remaining contractual life, options exercisable (in Shares)	16,073
Weighted average exercise price, options exercisable	$ 18.43
Exercise Price Range 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 21.87
Options outstanding (in Shares)	36,737
Weighted average remaining contractual life, options outstanding	9 years 47 days
Weighted average exercise price, options outstanding	$ 21.87
Exercise Price Range 7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper exercise price range	$ 3.63
Lower exercise price range	$ 21.87
Options outstanding (in Shares)	532,926
Weighted average remaining contractual life, options outstanding	3 years 149 days
Weighted average exercise price, options outstanding	$ 11.03
Weighted average remaining contractual life, options exercisable (in Shares)	384,892
Weighted average exercise price, options exercisable	$ 8.24